Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Interest rate swaps and cap floor agreements:
Reclassification of losses on previously designated cash flow hedges to interest and finance costs	$ 0	$ 0	$ 22,904
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to depreciation and amortization	1,034	1,036	1,034
Estimated net amount of existing losses to be reclassified within twelve months	(1,034)
Cash flow hedge realized
Interest rate swaps and cap floor agreements:
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income				27,776
Cash flow hedge unrealized
Interest rate swaps and cap floor agreements:
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income				(35,992)
Interest Rate Swaps
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	7	9	12
Notional amount of interest rate swaps	1,800,000	2,100,000	2,700,000
Interest Rate Swaps | Due to early loan repayment
Interest rate swaps and cap floor agreements:
Reclassification of losses on previously designated cash flow hedges to interest and finance costs			$ 13,088